(Loss)/gain on financial instruments (Details) R in Millions					6 Months Ended
	Apr. 11, 2019 oz contract	Apr. 11, 2019 oz item	Apr. 11, 2019 USD ($) oz	Apr. 11, 2019 ZAR (R) oz	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Apr. 11, 2019 kg	Apr. 11, 2019 USD ($)
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments					$ (37,700,000)	R (535.5)	$ 71,000,000	R 993.9	$ 57,700,000	R 710.2
Forward contract
(Loss)/gain on financial instruments
Financial liability					$ 5,500,000						R 78.3
Proceeds from Pre-payment of forward contract			$ 125,000,000	R 1,750.0
Number of ounces of gold	105,906	105,906	105,906	105,906								3,294
Number of forward contract delivery	4	4
Forward contract | Minimum
(Loss)/gain on financial instruments
Average Price | $													1,200
Forward contract | Maximum
(Loss)/gain on financial instruments
Average Price | $													1,323
Rand gold forward sale contracts
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						(2.8)		(89.4)		(91.2)
Financial liability											R 164.0
Loss recognised on sale of forward contract						77.8
Unrealised gain (loss) on forward Contract						153.3
Derivative financial instrument
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						(552.7)		(132.0)		810.1
Share-based payment obligations
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						(10.0)		271.5		(21.6)
Foreign currency hedge
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments								(6.3)		31.6
Cash flow of the Burnstone Debt
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments								804.6
Cash flow of the Deferred Payment
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments								150.6
Other
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						R 30.0		R (5.1)		R (18.7)